Property, plant and equipment, Acquisition and Disposal (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Vessel	Dec. 31, 2024 USD ($) Vessel
Acquisition and disposal [Abstract]
Insurance receivables	$ 16.4	$ 29.9
Impairment	0.0
Mortgaged vessels carrying amount	1,982.2	$ 2,332.6
Decrease in depreciation expense	$ 5.2
LR1 Vessels [Member]
Acquisition and disposal [Abstract]
Number of vessels disposed | Vessel		1
MR Vessels [Member]
Acquisition and disposal [Abstract]
Number of vessels disposed | Vessel	4	1
Number of vessels sold | Vessel	2